Significant Accounting Policies (Details) ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥) Segment Service Customer shares	Dec. 31, 2023 USD ($) Segment Service Customer shares	Dec. 31, 2022 CNY (¥) Service Customer shares	Dec. 31, 2021 CNY (¥) Service Customer shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 01, 2022	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Convenience translation					7.0999					7.0999
Cash at bank and demand deposits					¥ 3,000		¥ 61,100			$ 400,000	$ 8,800,000
Cash and cash equivalent	¥ 5,000		¥ 21,941		9,600		69,895	¥ 63,461	$ 689,000	1,316,000			¥ 109,916
Restricted cash	4,339				6,429		6,948		$ 597,000	$ 905,000
Impairment loss							69,853
Impairment charge related to long-lived assets	300	41,000	¥ 1,515		1,515	$ 213,000	19,743
Total unearned revenues					5,400		5,100
Revenue recognized from customers							14,900	23,700
Advertising and promotional expenses					¥ 98,500		¥ 57,600	¥ 140,100
Percentage of equity interests acquired from non-controlling shareholders												45.00%
Number of operating segment (in Segment) | Segment					1	1
Number of reportable segment (in Segment) | Segment					1	1
Number of online service providers (in Service) | Service					2	2	2	3
Number of customers (in Customer) | Customer					2	2	3
Impairment charge	¥ 1,500				¥ 300
Tax benefit (in Dollars) | $		$ 50
Restricted Stock [Member]
Significant Accounting Policies (Details) [Line Items]
Number of shares excluded from calculation of diluted net loss per share (in Shares) | shares					3,880,000	3,880,000	3,573,750	6,034,250
Prc subsidiaries [Member]
Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalent					¥ 6,600		¥ 12,700
Percentage of cash and cash equivalents					68.50%	68.50%	18.20%
Contract Liabilities [Member]
Significant Accounting Policies (Details) [Line Items]
Revenue recognized from customers					¥ 5,000
Customer One [Member]
Significant Accounting Policies (Details) [Line Items]
Number of customers (in Customer) | Customer					1	1		1
Customer One [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of revenue					16.10%	16.10%	24.10%	18.70%
Customer One [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of revenue	10.00%	10.00%			10.00%	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of revenue	11.50%	11.50%
Customer Two [Member]
Significant Accounting Policies (Details) [Line Items]
Number of customers (in Customer) | Customer							2
Customer Two [Member] | Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of revenue							17.90%
Other Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Percentage of revenue	10.00%	10.00%
Other Noncurrent Assets [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment charge related to long-lived assets					¥ 1,500		¥ 19,700
US [Member]
Significant Accounting Policies (Details) [Line Items]
Convenience translation	1								1
RMB [Member]
Significant Accounting Policies (Details) [Line Items]
Convenience translation	7.2672								7.2672